Payables to Sharing Partner and Assignees	12 Months Ended
Dec. 31, 2024
Payables to Sharing Partner and Assignees [Abstract]
Payables to Sharing Partner and Assignees
10.
Payables to sharing partner and assignees

During the year ended December 31, 2022, the Company entered into an arrangement associated with one vessel classified as a "right of use asset” (Note 9) that has time chartered in from an unrelated party (the “Lessor A”) based on a charter-in agreement, whereby the net profits or losses earned by the Company on its employment are equally shared with another unrelated party (“Sharing partner”) based on the specified terms in the respective profit and loss sharing agreement (the “Sharing agreement”). Since the Sharing agreement is a contract between the Company and the Sharing partner (i.e. Lessor A is not a party to the Sharing agreement) and there is no alteration or termination to the charter-in agreement that takes place at the time of the Sharing agreement, the terms in the charter-in agreement are in full effect notwithstanding the execution of the Sharing agreement. Therefore, the Company has not been released as the primary obligor for the charter-in agreement and records the entire ROU asset and liability in the accompanying consolidated balance sheet as well as the revenues generated from the operation of the vessel in the consolidated statements of income. During the year ended December 31, 2022, the Company received from the Sharing partner an upfront cash payment of $972,089. As of December 31, 2024 and 2023, the balance of $972,089 has been included in “Payables to sharing partner and assignee” under current liabilities and in “Payables to sharing partner” under the non-current liabilities, in the accompanying consolidated balance sheets, respectively, since the repayment date is due at the end of the agreement in 2025.

During the year ended December 31, 2023, Heidmar Investments LLC., a fully-owned consolidated subsidiary of Heidmar Inc. (“Assignor"), entered into a profit and loss sharing agreement (the “Agreement”) with Assignee A and an unrelated party, (“Assignee B”) for one vessel (the “Vessel”) which the Assignor chartered-in from an unrelated party (the “Lessor B”) for an initial lease term of 7 months for $10,425 per day with an additional 9-month optional period, in the Company’s option based on a charter-in agreement (Note 9). The Agreement is a share of profits and losses between the Assignor and the Assignees wherein the Assignees will assume the 90% of the Assignor’s monthly charter hire and voyage expenses and in return will be assigned 90% of the revenues earned by the Vessel. The Assignor retains the remaining 10% interest (the “Result”). Since the Agreement is a contract between the Assignor and the Assignees (i.e. the Lessor B is not a party to the Agreement) and there is no alteration or termination to the charter-in agreement that takes place at the time of the Agreement, the terms in the charter-in agreement are in full effect notwithstanding execution of the Agreement. Therefore, the Assignor has not been released as the primary obligor for the charter-in agreement and records the entire charter-in expense and the revenues generated from the operation of the Vessel in the accompanying consolidated statement of income. During the year ended December 31, 2023, the Assignor received from Assignee A an upfront cash payment and a subsequent cash payment of $491,661 and $287,358, respectively, and from Assignee B an upfront cash payment and a subsequent cash payment of $393,330 and $229,885, respectively, which have been included in “Payables to assignee, related party” and “Payables to sharing partner and assignee”, respectively, in the accompanying consolidated balance sheets. During the year ended December 31, 2024, the abovementioned amounts were repaid to Assignee A and Assignee B.

HMI concluded that both profit and loss sharing agreements should be accounted for as debt under ASC 470-10 because of the Company’s significant continuing involvement in the generation of the cash flows of both vessels.

The Company treated the aggregate proceeds of $972,089 related to the Sharing agreement and the $1,402,234 related to the Agreement as the principal amounts of the debt. The additional amounts in excess of $972,089 and $1,402,234, comprising of interest, that will be paid to the Sharing partner and the Assignees, respectively, will be recognized as interest over the life of the debt using the effective interest method.

During the years ended December 31, 2024, 2023 and 2022, the accrued interest costs of the Sharing agreement and the Agreement, based on the effective interest method, were $1,900,805, $1,373,446 and $751,431, respectively, and are presented under “Finance costs” and “Finance costs, related party” in the accompanying consolidated statements of income (Note 12).

10.
Payables to sharing partner and assignees - continued

Payables to sharing partner and assignees within total liabilities in the consolidated balance sheets as of December 31, 2024 and 2023 are analyzed as follows:

	Payable to sharing partner	Payable to Assignee A (Note 3)	Payable to Assignee B	Total
January 1, 2023	1,260,874	-	-	1,260,874
Proceeds	-	779,019	623,215	1,402,234
Interest cost	1,364,659	4,833	3,954	1,373,446
Interest paid	(1,423,179)	-	-	(1,423,179)
December 31, 2023	1,202,354	783,852	627,169	2,613,375
Less: Current liabilities	(230,265)	(783,852)	(627,169)	(1,641,286)
Non-current liabilities	972,089	-	-	972,089
January 1, 2024	1,202,354	783,852	627,169	2,613,375
Interest cost	1,760,591	77,117	63,097	1,900,805
Interest paid	(1,670,051)	(21,058)	(16,847)	(1,707,956)
Repayments	-	(779,019)	(623,215)	(1,402,234)
December 31, 2024	1,292,894	60,892	50,204	1,403,990
Less: Current liabilities	(1,292,894)	(60,892)	(50,204)	(1,403,990)
Non-current liabilities	-	-	-	-